DREYFUS INSTITUTIONAL RESERVES FUNDS

Dreyfus Institutional Reserves Money Fund

Dreyfus Institutional Reserves Government Fund

Dreyfus Institutional Reserves Treasury Fund

Dreyfus Institutional Reserves Treasury Prime Fund

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS March 31, 2008

Institutional Shares

DREYFUS [LOGO]

A BNY Mellon Companysm

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

Introduction

Dreyfus Institutional Reserves Money Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Government Fund
Goal/Approach
Main Risks
Past Performance
Expenses

Dreyfus Institutional Reserves Treasury Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Treasury Prime Fund
Goal/Approach
Main Risks
Past Performance
Expenses

Management

Financial Highlights

ACCOUNT INFORMATION

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Account Transactions

FOR MORE INFORMATION

See back cover.

THE FUNDS

[ICON]	INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference among the funds are the securities in which they invest. Dreyfus Institutional Reserves Money Fund invests in a range of high quality money market instruments. Dreyfus Institutional Reserves Government Fund invests in short-term obligations of the U.S. government, its agencies and instrumentalities and repurchase agreements collateralized by such securities. Dreyfus Institutional Reserves Treasury Fund invests only in U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government. Dreyfus Institutional Reserves Treasury Prime Fund invests only in U.S. Treasury securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

[Side Bar]

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less
•	buy individual securities that have remaining maturities of 13 months or less
•	invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Dreyfus Institutional Reserves Money Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities
•	certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches
•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest
•	municipal securities
•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies
•	repurchase agreements, including tri-party repurchase agreements

The fund also may invest in asset-backed securities and short-term debt securities issued by multinational organizations such as the World Bank. The fund may invest more than 25% of its net assets in bank obligations.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop
•	interest rates could drop, thereby reducing the fund's yield
•	any of the fund's holdings could have its credit rating downgraded or could default
•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry
•

the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

[Side Bar]

Concept to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Institutional shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year. The average annual total returns for the fund's Institutional shares in the table represent those of the predecessor fund's Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Institutional shares*

								+5.05	+5.30
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q3 '07	+1.34%
Worst Quarter:	Q1 '06	+1.09%

* Represents the performance of the predecessor fund's Institutional shares.

Average annual total returns as of 12/31/07

Institutional shares*

1 Year	Since Inception (11/17/05)
5.30%	5.11%

* Represents the performance of the predecessor fund's Institutional shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.14%
Other expenses	0.00%
Total	0.14%

Expense example

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concept to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Institutional shares, Dreyfus pays all fund expenses except for management fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Dreyfus Institutional Reserves Government Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. These securities include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. The fund also may invest in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other U.S. government securities.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop
•	interest rates could drop, thereby reducing the fund's yield

•

a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

•

certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton U.S. Government Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Institutional shares in the bar chart represent the performance of the predecessor fund's Institutional shares for its first full calendar year of operations. The average annual total returns for the fund's Institutional shares in the table represent those of the predecessor fund's Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Institutional shares*

+5.06
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q2 '07	+1.29%
Worst Quarter:	Q4 '07	+1.13%

* Represents the performance of the predecessor fund's Institutional shares.

Average annual total returns as of 12/31/07

Institutional shares*

1 Year	Since Inception (11/1/06)
5.06%	5.10%

* Represents the performance of the predecessor fund's Institutional shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.16%
Other expenses	0.00%
Total	0.16%

Expense example

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concept to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Institutional shares, Dreyfus pays all fund expenses except for management fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Dreyfus Institutional Reserves Treasury Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Treasury Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Institutional shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year. The average annual total returns for the fund's Institutional shares in the table represent those of the predecessor fund's Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Institutional shares*

								+4.87	+4.83
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q4 '06	+1.30%
Worst Quarter:	Q4 '07	+1.03%

* Represents the performance of the predecessor fund's Institutional shares.

Average annual total returns as of 12/31/07

Institutional shares*

1 Year	Since Inception (11/17/05)
4.83%	4.79%

* Represents the performance of the predecessor fund's Institutional shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.14%

Other expenses	0.00%
Total	0.14%

Expense example

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concept to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Institutional shares, Dreyfus pays all fund expenses except for management fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Dreyfus Institutional Reserves Treasury Prime Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. In addition, because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton 100% U.S. Treasury Securities Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Institutional shares in the bar chart represent the performance of the predecessor fund's Institutional shares for its first full calendar year of operations. The average annual total returns for the fund's Institutional shares in the table represent those of the predecessor fund's Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Institutional shares*

+4.55
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q1 '07	+1.21%
Worst Quarter:	Q4 '07	+0.92%

* Represents the performance of the predecessor fund's Institutional shares.

Average annual total returns as of 12/31/07

Institutional shares*

1 Year	Since Inception (11/1/06)
4.55%	4.63%

* Represents the performance of the predecessor fund's Institutional shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.16%
Other expenses	0.00%
Total	0.16%

Expense example

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concept to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Institutional shares, Dreyfus pays all fund expenses except for management fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

[ICON]	MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund have agreed to pay Dreyfus a management fee at the annual rate of 0.14%, 0.16%, 0.14% and 0.16%, respectively, of the value of such fund's average daily net assets. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $20 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund's distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Because those payments are not made by shareholders or the funds, a fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to investors. Investors should contact their financial representatives for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]	FINANCIAL HIGHLIGHTS

The financial highlights information in the following tables for each fund's Institutional shares represents the financial highlights of the respective predecessor fund's Institutional shares for the fiscal periods indicated. It is currently contemplated that each predecessor fund will be reorganized into the relevant fund on or about September 12, 2008. "Total return" shows how much an investment in the predecessor fund's Institutional shares would have increased (or decreased) during the period, assuming all dividends and distributions were reinvested. These financial highlights have been audited by Tait, Weller & Baker, LLP, each predecessor fund's independent registered public accounting firm, whose report, along with each predecessor fund's financial statements, are included in the predecessor fund's annual report, which is available upon request. Each fund's independent registered public accounting firm is Ernst & Young LLP.

Dreyfus Institutional Reserves Money Fund

Institutional Shares	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period November 15, 2005* Through December 31, 2005
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00	1.00
Gain from investment operations

Net investment income(1)	0.052	0.049	0.005
Dividends
Dividends from net investment income	(0.052)	(0.049)	(0.005)
Net asset value at end of year	1.00	1.00	1.00
Total Return: (%)
Total investment return based on net asset value(2)	5.30	5.05	0.50
Ratios/Supplemental Data: (%)
Ratio to average net assets of:
Expenses	0.15	0.14	0.14**
Net investment income	5.14	5.09	4.08**
Net assets at end of year (000's omitted)	3,500,461	531,689	47,288

*	Commencement of offering of shares.
**	Annualized.
(1)	Based on average shares outstanding.

(2)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculated for a period of less than one year is not annualized.

Dreyfus Institutional Reserves Government Fund

Institutional Shares	Year Ended December 31, 2007	For the Period November 1, 2006* Through December 31, 2006
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00
Gain from investment operations
Net investment income(1)	0.049	0.009
Dividends
Dividends from net investment income	(0.049)	(0.009)
Net asset value at end of year	1.00	1.00
Total Return: (%)
Total investment return based on net asset value(2)	5.06	0.86
Ratios/Supplemental Data: (%)
Ratio of expenses (after reduction) to average net assets	0.16	0.16**

Ratio of expenses (before reduction) to average net assets	0.48	0.65**
Net investment income	4.94	5.13**
Net assets at end of year (000's omitted)	57,975	50,210

*	Commencement of offering of shares.
**	Annualized.
(1)	Based on average shares outstanding.

(2)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculated for a period of less than one year is not annualized.

Dreyfus Institutional Reserves Treasury Fund

Institutional Shares	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period November 14, 2005* Through December 31, 2005
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00	1.00
Gain from investment operations
Net investment income(1)	0.047	0.048	0.005
Dividends
Dividends from net investment income	(0.047)	(0.048)	(0.005)
Net asset value at end of year	1.00	1.00	1.00
Total Return: (%)
Total investment return based on net asset value(2)	4.83	4.87	0.50
Ratios/Supplemental Data: (%)
Ratio to average net assets of:
Expenses	0.15	0.15	0.16**
Net investment income	4.58	4.79	3.85**
Net assets at end of year (000's omitted)	369,937	31,683	13,999

*	Commencement of offering of shares.
**	Annualized.
(1)	Based on average shares outstanding.

(2)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculated for a period of less than one year is not annualized.

Dreyfus Institutional Reserves Treasury Prime Fund

Institutional Shares	Year Ended December 31, 2007	For the Period November 1, 2006* Through December 31, 2006
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00
Gain from investment operations
Net investment income(1)	0.045	0.008
Dividends
Dividends from net investment income	(0.045)	(0.008)
Net asset value at end of year	1.00	1.00
Total Return: (%)
Total investment return based on net asset value(2)	4.55	0.82
Ratios/Supplemental Data: (%)
Ratio of expenses (after reduction) to average net assets	0.16	0.16**
Ratio of expenses (before reduction) to average net assets	0.34	0.67**
Net investment income	4.36	4.91**
Net assets at end of year (000's omitted)	77,674	50,203

*	Commencement of offering of shares.
**	Annualized.
(1)	Based on average shares outstanding.

(2)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculated for a period of less than one year is not annualized.

ACCOUNT INFORMATION

[ICON]	ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Buying shares

The price for fund shares is the fund's net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m., on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Institutional Reserves Money Fund only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

As to Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Fund, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Institutional Reserves Treasury Prime Fund only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
Initial		Additional
Institutional shares	$275,000,000*	none

*	The minimum initial investment in Institutional shares is $275,000,000, unless: (a) the investor has invested at

least $275,000,000 in the aggregate among any fund; or (b) the investor has, in the opinion of Dreyfus          Investments Division, adequate intent and availability of assets to reach a future level of investment of $275,000,000 among the funds.

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Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. Each fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: the value of each fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of a fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations
•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions
•	change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

[ICON]	DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor's sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor's shares and the amount received when the investor sells them.

The tax status of an investor's distributions will be detailed in the investor's annual tax statement from the fund. Because everyone's tax situation is unique, please consult a tax advisor before investing.

[ICON]	SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Institutional shares of a fund, Institutional shares of any other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional shares of a fund, in Institutional shares of any other fund if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT

[ICON]	By Telephone

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Call us to request an account application and an account number. Transmit your investment to The Bank of New York, with these instructions:

•	ABA# 021000018
•	fund name and DDA# 8900480025
•	the share class
•	account number
•	account registration
•	dealer number, if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

•	ABA# 021000018
•	fund name and DDA# 8900480025
•	the share class
•	account number
•	account registration
•	dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Investments Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

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To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT

[ICON]	Via Computer Facilities

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.

Enter:

•	account number
•	fund number
•	share class
•	amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions.

Enter:

•	account number
•	fund number
•	share class
•	amount to sell

Print a report of transactions for your records.

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The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

FOR MORE INFORMATION

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Government Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund
Each a series of Dreyfus Institutional Reserves Funds
SEC file number: 811-22169

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and investment strategies that significantly affected the performance of each fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings on the 15th day of the month and the last business day of the month at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a 15 day lag and will remain available on the website until the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information was current.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the funds' SAI.

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To obtain information:

By telephone

Call your Dreyfus Investments Division representative

or 1-800-346-3621

By E-mail Access Dreyfus Investments Division at

www.dreyfus.com. You can obtain product information

and E-mail requests for information or literature.

By mail Write to:

Dreyfus Investments Division

144 Glenn Curtiss Boulevard

Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC

(for information, call 1-202-551-8090) or by E-mail request to

publicinfo@sec.gov, or by writing to the SEC's Public Reference

Section, Washington, DC 20549-0102.

© 2008 MBSC Securities Corporation

DREYFUS INSTITUTIONAL RESERVES FUNDS
Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Government Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund
Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS March 31, 2008 Hamilton Shares
DREYFUS [LOGO] A BNY Mellon Companysm

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

Introduction

Dreyfus Institutional Reserves Money Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Government Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Treasury Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Treasury Prime Fund
Goal/Approach
Main Risks
Past Performance
Expenses

Management

Financial Highlights

ACCOUNT INFORMATION

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Account Transactions

FOR MORE INFORMATION

See back cover.

THE FUNDS

[ICON]	INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference among the funds are the securities in which they invest. Dreyfus Institutional Reserves Money Fund invests in a range of high quality money market instruments. Dreyfus Institutional Reserves Government Fund invests in short-term obligations of the U.S. government, its agencies and instrumentalities and repurchase agreements collateralized by such securities. Dreyfus Institutional Reserves Treasury Fund invests only in U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government. Dreyfus Institutional Reserves Treasury Prime Fund invests only in U.S. Treasury securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

[Side Bar]

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less

•	buy individual securities that have remaining maturities of 13 months or less

•	invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Dreyfus Institutional Reserves Money Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

•	municipal securities

•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

•	repurchase agreements, including tri-party repurchase agreements

The fund also may invest in asset-backed securities and short-term debt securities issued by multinational organizations such as the World Bank. The fund may invest more than 25% of its net assets in bank obligations.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop
•	interest rates could drop, thereby reducing the fund's yield
•	any of the fund's holdings could have its credit rating downgraded or could default
•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry
•

the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

[Side Bar]

Concept to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Hamilton shares in the bar chart represent the performance of the predecessor fund's Hamilton shares from year to year. The average annual total returns for the fund's Hamilton shares in the table represent those of the predecessor fund's Hamilton shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Hamilton shares*

+5.41	+5.03	+6.31	+4.09	+1.66	+0.99	+1.19	+3.09	+5.00	+5.25
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q3 '00	+1.62%
Worst Quarter:	Q1 '04	+0.21%

* Represents the performance of the predecessor fund's Hamilton shares.

Average annual total returns as of 12/31/07

Hamilton shares*

1 Year	5 Years	10 Years
5.25%	3.09%	3.79%

* Represents the performance of the predecessor fund's Hamilton shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

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What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Hamilton shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.14%
Rule 12b-1 fee	0.05%
Other expenses	0.00%
Total	0.19%

Expense example

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Hamilton shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Hamilton shares, for advertising and marketing related to Hamilton shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Hamilton shares, over time it will increase the cost of your investment in Hamilton shares and could cost you more than paying other types of sales charges.

Dreyfus Institutional Reserves Government Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. These securities include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. The fund also may invest in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other U.S. government securities.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	interest rates could drop, thereby reducing the fund's yield

•

a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

•

certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

[ICON]	PAST PERFORMANCE

It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton U.S. Government Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. Since the predecessor fund's Hamilton shares have less than one full calendar year of performance, past performance information is not included in this section of the prospectus.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Hamilton shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.16%
Rule 12b-1 fee	0.04%
Other expenses	0.00%
Total	0.20%

Expense example

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Hamilton shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Hamilton shares, for advertising and marketing related to Hamilton shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Hamilton shares, over time it will increase the cost of your investment in Hamilton shares and could cost you more than paying other types of sales charges.

Dreyfus Institutional Reserves Treasury Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Treasury Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Hamilton shares in the bar chart represent the performance of the predecessor fund's Hamilton shares from year to year. The average annual total returns for the fund's Hamilton shares in the table represent those of the predecessor fund's Hamilton shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Hamilton shares*

+5.25	+4.79	+6.09	+3.94	+1.54	+0.91	+1.07	+2.90	+4.82	+4.78
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q3 00	+1.58%

Worst Quarter:	Q1 '04	+0.19%

* Represents the performance of the predecessor fund's Hamilton shares.

Average annual total returns as of 12/31/07

Hamilton shares*

1 Year	5 Years	10 Years
4.78%	2.88%	3.59%

* Represents the performance of the predecessor fund's Hamilton shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Hamilton shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.14%
Rule 12b-1 fee	0.05%
Other expenses	0.00%
Total	0.19%

Expense example

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Hamilton shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Hamilton shares, for advertising and marketing related to Hamilton shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Hamilton shares, over time it will increase the cost of your investment in Hamilton shares and could cost you more than paying other types of sales charges.

Dreyfus Institutional Reserves Treasury Prime Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. In addition, because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

[ICON]	PAST PERFORMANCE

It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton 100% U.S. Treasury Securities Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. Since the predecessor fund's Hamilton shares have less than one full calendar year of performance, past performance information is not included in this section of the prospectus.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Hamilton shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.16%
Rule 12b-1 fee	0.04%
Other expenses	0.00%
Total	0.20%

Expense example

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Hamilton shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Hamilton shares, for advertising and marketing related to Hamilton shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Hamilton shares, over time it will increase the cost of your investment in Hamilton shares and could cost you more than paying other types of sales charges.

[ICON]	MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund have agreed to pay Dreyfus a management fee at the annual rate of 0.14%, 0.16%, 0.14% and 0.16%, respectively, of the value of such fund's average daily net assets. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $20 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund's distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to investors. Investors should contact their financial representatives for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]	FINANCIAL HIGHLIGHTS

The financial highlights information in the following tables for each fund's Hamilton shares represents the financial highlights of the respective predecessor fund's Hamilton shares for the fiscal periods indicated. It is currently contemplated that each predecessor fund will be reorganized into the relevant fund on or about September 12, 2008. "Total return" shows how much an investment in the predecessor fund's Hamilton shares would have increased (or decreased) during the period, assuming all dividends and distributions were reinvested. These financial highlights have been audited by Tait, Weller & Baker, LLP, each predecessor fund's independent registered public accounting firm, for the fiscal periods ended December 31, 2005, 2006 and 2007, and by Ernst & Young LLP for the fiscal periods ended December 31, 2004 and 2003. The report of Tait, Weller & Baker, LLP, along with each predecessor fund's financial statements, are included in the predecessor fund's annual report, which is available upon request. Each fund's independent registered public accounting firm is Ernst & Young LLP.

Dreyfus Institutional Reserves Money Fund

	Year Ended December 31,
Hamilton Shares	2007	2006	2005	2004	2003
Per-Share Data: ($)
Net asset value at beginning of year	1.00	1.00	1.00	1.00	1.00
Gain from investment operations:
Net investment income(1)	0.051	0.048	0.031	0.012	0.010
Dividends:
Dividends from net investment income	(0.051)	(0.048)	(0.031)	(0.012)	(0.010)
Net asset value at end of year	1.00	1.00	1.00	1.00	1.00
Total investment return based on net asset value (%)(2)	5.25	5.00	3.09	1.19	0.99
Ratios/Supplemental Data: (%)
Ratio of expenses to average net assets	0.20	0.19	0.20	0.21	0.23
Ratio of net investment income to average net assets	5.13	4.89	3.11	1.19	0.99
Net assets, end of year ($ x 1,000)	4,545,664	5,102,680	4,813,508	3,849,873	3,317,497

(1)	Based on average shares outstanding.
(2)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dreyfus Institutional Reserves Government Fund

Hamilton Shares	Year Ended December 31, 2007	For the Period November 1, 2006* Through December 31, 2006
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00
Gain from investment operations:
Net investment income(3)	—(1)	—
Dividends:
Dividends from net investment income	—(1)	—
Net asset value at end of year	1.00	1.00
Total investment return based on net asset value (%)(4)	0.02	—
Ratios/Supplemental Data: (%)
Ratio of expenses (after reduction) to average net assets	0.20	—
Ratio of expenses (before reduction) to average net assets	0.78	—
Ratio of net investment income to average net assets	4.13	—
Net assets, end of year ($ x 1,000)	—(2)	—(2)

*	Date shares were eligible for public offering.
(1)	Less than $0.0005.
(2)	Less than $1,000.
(3)	Based on average shares outstanding.
(4)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of theperiod, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

Dreyfus Institutional Reserves Treasury Fund

	Year Ended December 31,
Hamilton Shares	2007	2006	2005	2004	2003
Per-Share Data: ($)
Net asset value at beginning of year	1.00	1.00	1.00	1.00	1.00
Gain from investment operations:
Net investment income(1)	0.047	0.047	0.029	0.011	0.009
Dividends:
Dividends from net investment income	(0.047)	(0.047)	(0.029)	(0.011)	(0.009)
Net asset value at end of year	1.00	1.00	1.00	1.00	1.00
Total investment return based on net asset value (%)(2)	4.78	4.82	2.90	1.07	0.91

Ratios/Supplemental Data: (%)
Ratio of expenses to average net assets	0.20	0.20	0.21	0.23	0.24
Ratio of net investment income to average net assets	4.49	4.78	2.88	1.12	0.91
Net assets, end of year ($ x 1,000)	1,304,610	712,614	474,418	441,619	296,892

(1)	Based on average shares outstanding.
(2)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dreyfus Institutional Reserves Treasury Prime Fund

Hamilton Shares	Year Ended December 31, 2007	For the Period November 1, 2006* Through December 31, 2006
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00
Gain from investment operations:
Net investment income(2)	0.033	—
Dividends:
Dividends from net investment income	(0.033)	—
Net asset value at end of year	1.00	1.00
Total investment return based on net asset value (%)(3)	3.29	—
Ratios/Supplemental Data: (%)
Ratio of expenses (after reduction) to average net assets	0.20	—
Ratio of expenses (before reduction) to average net assets	0.35	—
Ratio of net investment income to average net assets	3.80	—
Net assets, end of year ($ x 1,000)	13,806	—(1)

*	Date shares were eligible for public offering.
(1)	Less than $1,000.
(2)	Based on average shares outstanding.
(3)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

ACCOUNT INFORMATION

[ICON]	ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Hamilton shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Buying shares

The price for fund shares is the fund's net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m., on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Institutional Reserves Money Fund only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

As to Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Fund, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Institutional Reserves Treasury Prime Fund only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
Initial		Additional
Hamilton shares	$275,000,000*	none

*

The minimum initial investment in Hamilton shares is $275,000,000, unless: (a) the investor has invested at least $275,000,000 in the aggregate among any fund; or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $275,000,000 among the funds.

[Left Side Bar]

Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. Each fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: the value of each fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of a fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

[ICON]	DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor's sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor's shares and the amount received when the investor sells them.

The tax status of an investor's distributions will be detailed in the investor's annual tax statement from the fund. Because everyone's tax situation is unique, please consult a tax advisor before investing.

[ICON]	SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Hamilton shares of a fund, Hamilton shares of any other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Hamilton shares of a fund, in Hamilton shares of any other fund if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT

[ICON]	By Telephone

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Call us to request an account application and an account number. Transmit your investment to The Bank of New York, with these instructions:

•	ABA# 021000018
•	fund name and DDA# 8900480025
•	the share class
•	account number
•	account registration
•	dealer number, if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

•	ABA# 021000018
•	fund name and DDA# 8900480025
•	the share class
•	account number
•	account registration
•	dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Investments Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

[Side Bar]

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT

[ICON]	Via Computer Facilities

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.

Enter:

•	account number
•	fund number
•	share class
•	amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions.

Enter:

•	account number
•	fund number
•	share class
•	amount to sell

Print a report of transactions for your records.

[Side Bar]

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

FOR MORE INFORMATION

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Government Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund
Each a series of Dreyfus Institutional Reserves Funds
SEC file number: 811-22169

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and investment strategies that significantly affected the performance of each fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings on the 15th day of the month and the last business day of the month at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a 15 day lag and will remain available on the website until the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information was current.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the funds' SAI.

[Left Side Bar]

To obtain information:

By telephone

Call your Dreyfus Investments Division representative

or 1-800-346-3621

By E-mail Access Dreyfus Investments Division at

www.dreyfus.com. You can obtain product information

and E-mail requests for information or literature.

By mail Write to:

Dreyfus Investments Division

144 Glenn Curtiss Boulevard

Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC

(for information, call 1-202-551-8090) or by E-mail request to

publicinfo@sec.gov, or by writing to the SEC's Public Reference

Section, Washington, DC 20549-0102.

© 2008 MBSC Securities Corporation

DREYFUS INSTITUTIONAL RESERVES FUNDS
Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Treasury Fund
Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS March 31, 2008
Classic Shares

DREYFUS [LOGO] A BNY Mellon Companysm

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

Introduction

Dreyfus Institutional Reserves Money Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Treasury Fund
Goal/Approach
Main Risks
Past Performance
Expenses

Management

Financial Highlights

ACCOUNT INFORMATION

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Account Transactions

FOR MORE INFORMATION

See back cover.

THE FUNDS

[ICON]	INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for your convenience so that you can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference between the funds are the securities in which they invest. Dreyfus Institutional Reserves Money Fund invests in a range of high quality money market instruments. Dreyfus Institutional Reserves Treasury Fund invests only in U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

[Side Bar]

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less
•	buy individual securities that have remaining maturities of 13 months or less
•	invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Dreyfus Institutional Reserves Money Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities
•	certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches
•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest
•	municipal securities
•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies
•	repurchase agreements, including tri-party repurchase agreements

The fund also may invest in asset-backed securities and short-term debt securities issued by multinational organizations such as the World Bank. The fund may invest more than 25% of its net assets in bank obligations.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop
•	interest rates could drop, thereby reducing the fund's yield
•	any of the fund's holdings could have its credit rating downgraded or could default
•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry
•

the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

[Side Bar]

Concept to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Classic shares in the bar chart represent the performance of the predecessor fund's Classic shares from year to year. The average annual total returns for the fund's Classic shares in the table represent those of the predecessor fund's Classic shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Classic shares*

+4.81	+4.51	+5.78	+3.57	+1.15	+0.49	+0.68	+2.57	+4.48	+4.73
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q3 '00	+1.49%

Worst Quarter:	Q1 '04	+0.09%

* Represents the performance of the predecessor fund's Classic shares.

Average annual total returns as of 12/31/07

Classic shares*

1 Year	5 Years	10 Years
4.73%	2.58%	3.26%

* Represents the performance of the predecessor fund's Classic shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Classic shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly. Former holders of Classic shares of the predecessor fund should call toll-free 1-800-645-6561.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Classic shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.14%
Rule 12b-1 fee	0.55%
Other expenses	0.00%
Total	0.69%

Expense example

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Classic shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Classic shares, for advertising and marketing related to Classic shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Classic shares, over time it will increase the cost of your investment in Classic shares and could cost you more than paying other types of sales charges.

Dreyfus Institutional Reserves Treasury Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Treasury Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Classic shares in the bar chart represent the performance of the predecessor fund's Classic shares from year to year. The average annual total returns for the fund's Classic shares in the table represent those of the predecessor fund's Classic shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Classic shares*

		+5.56	+3.42	+1.03	+0.43	+0.59	+2.39	+4.30	+4.26
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q3 '00	+1.45%

Worst Quarter:	Q1 '04	+0.07%

* Represents the performance of the predecessor fund's Classic shares.

Average annual total returns as of 12/31/07

Classic shares*

1 Year	5 Years	Since Inception (4/30/99)
4.26%	2.38%	2.86%

* Represents the performance of the predecessor fund's Classic shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Classic shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly. Former holders of Classic shares of the predecessor fund should call toll-free 1-800-645-6561.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Classic shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.14%
Rule 12b-1 fee	0.55%
Other expenses	0.00%
Total	0.69%

Expense example

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Classic shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Classic shares, for advertising and marketing related to Classic shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Classic shares, over time it will increase the cost of your investment in Classic shares and could cost you more than paying other types of sales charges.

[ICON]	MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund have each agreed to pay Dreyfus a management fee at the annual rate of 0.14% of the value of such fund's average daily net assets. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $20 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund's distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to investors. Investors should contact their financial representatives for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]	FINANCIAL HIGHLIGHTS

The financial highlights information in the following tables for each fund's Classic shares represents the financial highlights of the respective predecessor fund's Classic shares for the fiscal periods indicated. It is currently contemplated that each predecessor fund will be reorganized into the relevant fund on or about September 12, 2008. "Total return" shows how much an investment in the predecessor fund's Classic shares would have increased (or decreased) during the period, assuming all dividends and distributions were reinvested. These financial highlights have been audited by Tait, Weller & Baker, LLP, each predecessor fund's independent registered public accounting firm, for the fiscal periods ended December 31, 2005, 2006 and 2007, and by Ernst & Young LLP for the fiscal periods ended December 31, 2004 and 2003. The report of Tait, Weller & Baker, LLP, along with each predecessor fund's financial statements, are included in the predecessor fund's annual report, which is available upon request. Each fund's independent registered public accounting firm is Ernst & Young LLP.

Dreyfus Institutional Reserves Money Fund

	Year Ended December 31,
Classic Shares	2007	2006	2005	2004	2003

Per-Share Data: ($)
Net asset value at beginning of year	1.00	1.00	1.00	1.00	1.00
Gain from investment operations:
Net investment income(1)	0.046	0.044	0.026	0.007	0.005
Dividends:
Dividends from net investment income	(0.046)	(0.044)	(0.026)	(0.007)	(0.005)
Net asset value at end of year	1.00	1.00	1.00	1.00	1.00
Total investment return based on net asset value (%)(2)	4.73	4.48	2.57	0.68	0.49
Ratios/Supplemental Data: (%)
Ratio of expenses to average net assets	0.70	0.69	0.70	0.71	0.73
Ratio of net investment income to average net assets	4.63	4.41	2.59	0.68	0.49
Net assets, end of year ($ x 1,000)	1,078,224	1,453,589	1,163,077	1,036,872	1,017,653
(1) Based on average shares outstanding.

(2)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dreyfus Institutional Reserves Treasury Fund

	Year Ended December 31,
Classic Shares	2007	2006	2005	2004	2003

Per-Share Data: ($)
Net asset value at beginning of year	1.00	1.00	1.00	1.00	1.00
Gain from investment operations:
Net investment income(1)	0.042	0.042	0.024	0.006	0.004
Dividends:
Dividends from net investment income	(0.042)	(0.042)	(0.024)	(0.006)	(0.004)
Net asset value at end of year	1.00	1.00	1.00	1.00	1.00
Total investment return based on net asset value (%)(2)	4.26	4.30	2.39	0.59	0.43
Ratios/Supplemental Data: (%)
Ratio of expenses to average net assets	0.70	0.70	0.71	0.71	0.72
Ratio of net investment income to average net assets	4.15	4.25	2.41	0.57	0.42
Net assets, end of year ($ x 1,000)	442,131	471,111	356,438	297,459	353,307
(1) Based on average shares outstanding.

(2)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ACCOUNT INFORMATION

[ICON]	ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Classic shares also are offered to investors who received Classic shares of a fund in exchange for Classic shares of a predecessor fund in connection with the reorganization of such fund. Generally, each other investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Classic shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. Investors who received Classic shares of a fund in exchange for Classic shares of a predecessor fund in connection with the reorganization of such fund may use procedures other than those described in this prospectus to purchase and sell fund shares and are offered additional shareholder privileges, which are described in the funds' Statement of Additional Information. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Buying shares

The price for fund shares is the fund's net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m., on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Institutional Reserves Money Fund only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

As to each fund, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

All times are Eastern time.

Minimum investments
	Initial	Additional
Classic shares	$275,000,000*	none

*

The minimum initial investment in Classic shares is $275,000,000, unless: (a) the investor has invested at least $275,000,000 in the aggregate in the funds; or (b) the investor has, in the opinion of Dreyfus                  Investments Division, adequate intent and availability of assets to reach a future level of investment of $275,000,000 in the funds.

[Left Side Bar]

Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. Each fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: the value of each fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of a fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations
•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions
•	change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

[ICON]	DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor's sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor's shares and the amount received when the investor sells them.

The tax status of an investor's distributions will be detailed in the investor's annual tax statement from the fund. Because everyone's tax situation is unique, please consult a tax advisor before investing.

[ICON]	SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Classic shares of a fund, Classic shares of the other fund or shares of certain funds in the Dreyfus Family of Funds. An exchange may be requested in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Classic shares of a fund, in Classic shares of the other fund, or in shares of certain funds in the Dreyfus Family of Funds, if the investor is a shareholder in such fund. There is currently no fee for this privilege, although you may be charged a sales load when exchanging into any fund that has one.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT

[ICON]	By Telephone

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Call us to request an account application and an account number. Transmit your investment to The Bank of New York, with these instructions:

•	ABA# 021000018
•	fund name and DDA# 8900480025
•	the share class
•	account number
•	account registration
•	dealer number, if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

•	ABA# 021000018
•	fund name and DDA# 8900480025
•	the share class
•	account number
•	account registration
•	dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Investments Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

[Side Bar]

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT

[ICON]	Via Computer Facilities

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.

Enter:

•	account number
•	fund number
•	share class
•	amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions.

Enter:

•	account number
•	fund number
•	share class
•	amount to sell

Print a report of transactions for your records.

[Side Bar]

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

FOR MORE INFORMATION

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Treasury Fund
Each a series of Dreyfus Institutional Reserves Funds
SEC file number: 811-22169

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and investment strategies that significantly affected the performance of each fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings on the 15th day of the month and the last business day of the month at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a 15 day lag and will remain available on the website until the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information was current.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the funds' SAI.

[Left Side Bar]

To obtain information:

By telephone

Call your Dreyfus Investments Division representative

or 1-800-346-3621

Former holders of Classic shares of a predecessor fund

should call 1-800-645-6561

By E-mail Access Dreyfus Investments Division at

www.dreyfus.com. You can obtain product information

and E-mail requests for information or literature.

By mail Write to:

Dreyfus Investments Division

144 Glenn Curtiss Boulevard

Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC

(for information, call 1-202-551-8090) or by E-mail request to

publicinfo@sec.gov, or by writing to the SEC's Public Reference

Section, Washington, DC 20549-0102.

© 2008 MBSC Securities Corporation

DREYFUS INSTITUTIONAL RESERVES FUNDS
Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Government Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund
Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS March 31, 2008
Premier Shares

DREYFUS [LOGO] A BNY Mellon Companysm

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

Introduction

Dreyfus Institutional Reserves Money Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Government Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Treasury Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Treasury Prime Fund
Goal/Approach
Main Risks
Past Performance
Expenses

Management

Financial Highlights

ACCOUNT INFORMATION

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Account Transactions

FOR MORE INFORMATION

See back cover.

THE FUNDS

[ICON]	INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference among the funds are the securities in which they invest. Dreyfus Institutional Reserves Money Fund invests in a range of high quality money market instruments. Dreyfus Institutional Reserves Government Fund invests in short-term obligations of the U.S. government, its agencies and instrumentalities and repurchase agreements collateralized by such securities. Dreyfus Institutional Reserves Treasury Fund invests only in U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government. Dreyfus Institutional Reserves Treasury Prime Fund invests only in U.S. Treasury securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

[Side Bar]

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less
•	buy individual securities that have remaining maturities of 13 months or less
•	invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Dreyfus Institutional Reserves Money Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities
•	certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches
•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest
•	municipal securities
•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies
•	repurchase agreements, including tri-party repurchase agreements

The fund also may invest in asset-backed securities and short-term debt securities issued by multinational organizations such as the World Bank. The fund may invest more than 25% of its net assets in bank obligations.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop
•	interest rates could drop, thereby reducing the fund's yield
•	any of the fund's holdings could have its credit rating downgraded or could default
•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry
•

the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

[Side Bar]

Concept to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Premier shares in the bar chart represent the performance of the predecessor fund's Premier shares from year to year. The average annual total returns for the fund's Premier shares in the table represent those of the predecessor fund's Premier shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Premier shares*

+5.14	+4.77	+6.04	+3.83	+1.40	+0.74	+0.93	+2.83	+4.74	+4.99
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q3 '00	+1.56%

Worst Quarter:	Q1 '04	+0.15%

* Represents the performance of the predecessor fund's Premier shares.

Average annual total returns as of 12/31/07

Premier shares*

1 Year	5 Years	10 Years
4.99%	2.83%	3.53%

* Represents the performance of the predecessor fund's Premier shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Premier shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Premier shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.14%
Rule 12b-1 fee	0.30%
Other expenses	0.00%
Total	0.44%

Expense example

1 Year	3 Years	5 Years	10 Years
$45	$141	$246	$555

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Premier shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Premier shares, for advertising and marketing related to Premier shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Premier shares, over time it will increase the cost of your investment in Premier shares and could cost you more than paying other types of sales charges.

Dreyfus Institutional Reserves Government Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. These securities include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. The fund also may invest in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other U.S. government securities.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop
•	interest rates could drop, thereby reducing the fund's yield
•

a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

•

certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

[ICON]             PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton U.S. Government Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Premier shares in the bar chart represent the performance of the predecessor fund's Premier shares for its first full calendar year of operations. The average annual total returns for the fund's Premier shares in the table represent those of the predecessor fund's Premier shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Premier shares*

+4.76
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q2 '07	+1.21%

Worst Quarter:	Q4 '07	+1.06%

* Represents the performance of the predecessor fund's Premier shares.

Average annual total returns as of 12/31/07

Premier shares*

1 Year	Since Inception (11/29/06)
4.76%	4.79%

* Represents the performance of the predecessor fund's Premier shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Premier shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]             EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Premier shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.16%
Rule 12b-1 fee	0.29%
Other expenses	0.00%
Total	0.45%

Expense example

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Premier shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Premier shares, for advertising and marketing related to Premier shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Premier shares, over time it will increase the cost of your investment in Premier shares and could cost you more than paying other types of sales charges.

Dreyfus Institutional Reserves Treasury Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Treasury Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Premier shares in the bar chart represent the performance of the predecessor fund's Premier shares from year to year. The average annual total returns for the fund's Premier shares in the table represent those of the predecessor fund's Premier shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Premier shares*

+4.99	+4.54	+5.82	+3.68	+1.29	+0.66	+0.82	+2.64	+4.56	+4.52
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q3 '00	+1.51%

Worst Quarter:	Q1 '04	+0.13%

* Represents the performance of the predecessor fund's Premier shares.

Average annual total returns as of 12/31/07
Premier shares*

1 Year	5 Years	10 Years
4.52%	2.63%	3.34%

* Represents the performance of the predecessor fund's Premier shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Premier shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Premier shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.14%
Rule 12b-1 fee	0.30%
Other expenses	0.00%
Total	0.44%

Expense example

1 Year	3 Years	5 Years	10 Years
$45	$141	$246	$555

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Premier shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Premier shares, for advertising and marketing related to Premier shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Premier shares, over time it will increase the cost of your investment in Premier shares and could cost you more than paying other types of sales charges.

Dreyfus Institutional Reserves Treasury Prime Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. In addition, because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton 100% U.S. Treasury Securities Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Premier shares in the bar chart represent the performance of the predecessor fund's Premier shares for its first full calendar year of operations. The average annual total returns for the fund's Premier shares in the table represent those of the predecessor fund's Premier shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Premier shares*

+4.25
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q1 '07	+1.14%

Worst Quarter:	Q4 '07	+0.84%

* Represents the performance of the predecessor fund's Premier shares.

Average annual total returns as of 12/31/07

Premier shares*

1 Year	Since Inception (12/29/06)
4.25%	4.26%

* Represents the performance of the predecessor fund's Premier shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Premier shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Premier shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.16%
Rule 12b-1 fee	0.29%
Other expenses	0.00%
Total	0.45%

Expense example

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Premier shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Premier shares, for advertising and marketing related to Premier shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Premier shares, over time it will increase the cost of your investment in Premier shares and could cost you more than paying other types of sales charges.

[ICON]	MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. Dreyfus Institutional Reserves Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund have agreed to pay Dreyfus a management fee at the annual rate of 0.14%, 0.16%, 0.14% and 0.16%, respectively, of the value of such fund's average daily net assets. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $20 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund's distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to investors. Investors should contact their financial representatives for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]	FINANCIAL HIGHLIGHTS

The financial highlights information in the following tables for each fund's Premier shares represents the financial highlights of the respective predecessor fund's Premier shares for the fiscal periods indicated. It is currently contemplated that each predecessor fund will be reorganized into the relevant fund on or about September 12, 2008. "Total return" shows how much an investment in the predecessor fund's Premier shares would have increased (or decreased) during the period, assuming all dividends and distributions were reinvested. These financial highlights have been audited by Tait, Weller & Baker, LLP, each predecessor fund's independent registered public accounting firm, for the fiscal periods ended December 31, 2005, 2006 and 2007, and by Ernst & Young LLP for the fiscal periods ended December 31, 2004 and 2003. The report of Tait, Weller & Baker, LLP, along with each predecessor fund's financial statements, are included in the predecessor fund's annual report, which is available upon request. Each fund's independent registered public accounting firm is Ernst & Young LLP.

Dreyfus Institutional Reserves Money Fund

	Year Ended December 31,
Premier Shares	2007	2006	2005	2004	2003
Per-Share Data: ($)
Net asset value at beginning of year	1.00	1.00	1.00	1.00	1.00
Gain from investment operations:
Net investment income(1)	0.049	0.046	0.028	0.009	0.007
Dividends:
Dividends from net investment income	(0.049)	(0.046)	(0.028)	(0.009)	(0.007)
Net asset value at end of year	1.00	1.00	1.00	1.00	1.00
Total investment return based on net asset value (%)(2)	4.99	4.74	2.83	0.93	0.74
Ratios/Supplemental Data: (%)
Ratio of expenses to average net assets	0.44	0.44	0.45	0.46	0.48
Ratio of net investment income to average net assets	4.89	4.68	2.79	0.92	0.74
Net assets, end of year ($ x 1,000)	2,396,847	3,080,742	2,052,334	2,072,615	1,892,653
(1) Based on average shares outstanding.

(2)      Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dreyfus Institutional Reserves Government Fund

Premier Shares	Year Ended December 31, 2007	For the Period November 1, 2006* Through December 31, 2006
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00
Gain from investment operations:
Net investment income(1)	0.047	0.004
Dividends:
Dividends from net investment income	(0.047)	(0.004)
Net asset value at end of year	1.00	1.00
Total investment return based on net asset value (%)(2)	4.76	0.44
Ratios/Supplemental Data: (%)
Ratio of expenses (after reduction) to average net assets	0.45	0.45**
Ratio of expenses (before reduction) to average net assets	0.77	0.90**
Ratio of net investment income to average net assets	4.67	4.87**
Net assets, end of year ($ x 1,000)	7,267	9,785
* Commencement of offering of shares.
** Annualized.
(1) Based on average shares outstanding.

(2)      Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

Dreyfus Institutional Reserves Treasury Fund

	Year Ended December 31,
Premier Shares	2007	2006	2005	2004	2003
Per-Share Data: ($)
Net asset value at beginning of year	1.00	1.00	1.00	1.00	1.00
Gain from investment operations:
Net investment income(1)	0.044	0.045	0.026	0.008	0.007
Dividends:
Dividends from net investment income	(0.044)	(0.045)	(0.026)	(0.008)	(0.007)
Net asset value at end of year	1.00	1.00	1.00	1.00	1.00
Total investment return based on net asset value (%)(2)	4.52	4.56	2.64	0.82	0.66
Ratios/Supplemental Data: (%)
Ratio of expenses to average net assets	0.45	0.45	0.46	0.48	0.49
Ratio of net investment income to average net assets	4.41	4.45	2.64	0.81	0.65
Net assets, end of year ($ x 1,000)	2,134,582	1,729,522	1,723,171	1,472,147	1,280,008
(1) Based on average shares outstanding.

(2)      Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dreyfus Institutional Reserves Treasury Prime Fund

Premier Shares	Year Ended December 31, 2007	For the Period November 1, 2006* Through December 31, 2006
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00
Gain from investment operations:
Net investment income(2)	0.041	—(1)
Dividends:
Dividends from net investment income	(0.041)	—(1)
Net asset value at end of year	1.00	1.00
Total investment return based on net asset value (%)(3)	4.25	0.04
Ratios/Supplemental Data: (%)
Ratio of expenses (after reduction) to average net assets	0.45	0.45**
Ratio of expenses (before reduction) to average net assets	0.62	0.98**
Ratio of net investment income to average net assets	3.66	4.50**
Net assets, end of year ($ x 1,000)	102,368	291
* Commencement of offering of shares.
** Annualized.
(1) Less than $0.005 per share.
(2) Based on average shares outstanding.

(3)      Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

ACCOUNT INFORMATION

[ICON]	ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Premier shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Buying shares

The price for fund shares is the fund's net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m., on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Institutional Reserves Money Fund only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

As to Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Fund, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Institutional Reserves Treasury Prime Fund only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
	Initial	Additional
Premier shares	$275,000,000*	none

*	The minimum initial investment in Premier shares is $275,000,000, unless: (a) the investor has invested at

least $275,000,000 in the aggregate among any fund; or (b) the investor has, in the opinion of Dreyfus          Investments Division, adequate intent and availability of assets to reach a future level of investment of $275,000,000 among the funds.

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Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. Each fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: the value of each fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of a fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations
•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions
•	change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

[ICON]	DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor's sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor's shares and the amount received when the investor sells them.

The tax status of an investor's distributions will be detailed in the investor's annual tax statement from the fund. Because everyone's tax situation is unique, please consult a tax advisor before investing.

[ICON]	SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Premier shares of a fund, Premier shares of any other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Premier shares of a fund, in Premier shares of any other fund if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT

[ICON]	By Telephone

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Call us to request an account application and an account number. Transmit your investment to The Bank of New York, with these instructions:

•	ABA# 021000018
•	fund name and DDA# 8900480025
•	the share class
•	account number
•	account registration
•	dealer number, if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

•	ABA# 021000018
•	fund name and DDA# 8900480025
•	the share class
•	account number
•	account registration
•	dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Investments Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

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To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT

[ICON]	Via Computer Facilities

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.

Enter:

•	account number
•	fund number
•	share class
•	amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions.

Enter:

•	account number
•	fund number
•	share class
•	amount to sell

Print a report of transactions for your records.

[Side Bar]

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

FOR MORE INFORMATION

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Government Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund
Each a series of Dreyfus Institutional Reserves Funds
SEC file number: 811-22169

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and investment strategies that significantly affected the performance of each fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings on the 15th day of the month and the last business day of the month at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a 15 day lag and will remain available on the website until the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information was current.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the funds' SAI.

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To obtain information:

By telephone

Call your Dreyfus Investments Division representative

or 1-800-346-3621

By E-mail Access Dreyfus Investments Division at

www.dreyfus.com. You can obtain product information

and E-mail requests for information or literature.

By mail Write to:

Dreyfus Investments Division

144 Glenn Curtiss Boulevard

Uniondale, NY 11556-0144

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© 2008 MBSC Securities Corporation

DREYFUS INSTITUTIONAL RESERVES FUNDS
Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Government Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund
Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS March 31, 2008

Agency Shares
DREYFUS [LOGO] A BNY Mellon Companysm

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

Introduction

Dreyfus Institutional Reserves Money Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Government Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Treasury Fund
Goal/Approach
Main Risks
Past Performance
Expenses
Dreyfus Institutional Reserves Treasury Prime Fund
Goal/Approach
Main Risks
Past Performance
Expenses

Management

Financial Highlights

ACCOUNT INFORMATION

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Account Transactions

FOR MORE INFORMATION

See back cover.

THE FUNDS

[ICON]	INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference among the funds are the securities in which they invest. Dreyfus Institutional Reserves Money Fund invests in a range of high quality money market instruments. Dreyfus Institutional Reserves Government Fund invests in short-term obligations of the U.S. government, its agencies and instrumentalities and repurchase agreements collateralized by such securities. Dreyfus Institutional Reserves Treasury Fund invests only in U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government. Dreyfus Institutional Reserves Treasury Prime Fund invests only in U.S. Treasury securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

[Side Bar]

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less
•	buy individual securities that have remaining maturities of 13 months or less
•	invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Dreyfus Institutional Reserves Money Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities
•	certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches
•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest
•	municipal securities
•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies
•	repurchase agreements, including tri-party repurchase agreements

The fund also may invest in asset-backed securities and short-term debt securities issued by multinational organizations such as the World Bank. The fund may invest more than 25% of its net assets in bank obligations.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop
•	interest rates could drop, thereby reducing the fund's yield
•	any of the fund's holdings could have its credit rating downgraded or could default
•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry
•

the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

[Side Bar]

Concept to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Agency shares in the bar chart represent the performance of the predecessor fund's Agency shares from year to year. The average annual total returns for the fund's Agency shares in the table represent those of the predecessor fund's Agency shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Agency shares*

+5.15
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q3 '07	+1.30%

Worst Quarter:	Q4 '07	+1.22%

* Represents the performance of the predecessor fund's Agency shares.

Average annual total returns as of 12/31/07

Agency shares*

1 Year	Since Inception (7/12/06)
5.15%	5.17%

* Represents the performance of the predecessor fund's Agency shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.14%
Rule 12b-1 fee	0.15%
Other expenses	0.00%
Total	0.29%

Expense example

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Agency shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Dreyfus Institutional Reserves Government Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. These securities include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. The fund also may invest in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other U.S. government securities.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop
•	interest rates could drop, thereby reducing the fund's yield
•

a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

•

certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

[ICON]             PAST PERFORMANCE

It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton U.S. Government Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. Since the predecessor fund's Agency shares have less than one full calendar year of performance, past performance information is not included in this section of the prospectus.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.16%
Rule 12b-1 fee	0.14%
Other expenses	0.00%
Total	0.30%

Expense example

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Agency shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Dreyfus Institutional Reserves Treasury Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

[ICON]	PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Treasury Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. The performance figures for the fund's Agency shares in the bar chart represent the performance of the predecessor fund's Agency shares from year to year. The average annual total returns for the fund's Agency shares in the table represent those of the predecessor fund's Agency shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Agency shares*

+4.67
'98	'99	'00	'01	'02	'03	'04	'05	'06	'07

Best Quarter:	Q1 '07	+1.23%

Worst Quarter:	Q4 '07	+0.99%

* Represents the performance of the predecessor fund's Agency shares.

Average annual total returns as of 12/31/07

Agency shares*

1 Year	Since Inception (11/9/06)
4.67%	4.74%

* Represents the performance of the predecessor fund's Agency shares.

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]	EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.14%
Rule 12b-1 fee	0.15%
Other expenses	0.00%
Total	0.29%

Expense example

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Agency shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Dreyfus Institutional Reserves Treasury Prime Fund

[ICON]	GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

[ICON]	MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the fund's portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. In addition, because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

[ICON]	PAST PERFORMANCE

It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton 100% U.S. Treasury Money Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about September 12, 2008. Since the predecessor fund's Agency shares have less than one full calendar year of performance, past performance information is not included in this section of the prospectus.

[Side Bar]

What this fund is – and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]             EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses % of average daily net assets

Management fees	0.16%
Rule 12b-1 fee	0.14%
Other expenses	0.00%
Total	0.30%

Expense example

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Unlike the arrangements between most investment advisers and the funds they manage, as to the fund's Agency shares, Dreyfus pays all fund expenses except for management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

[ICON]             MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund have agreed to pay Dreyfus a management fee at the annual rate of 0.14%, 0.16%, 0.14% and 0.16%, respectively, of the value of such fund's average daily net assets. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $20 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund's distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to investors. Investors should contact their financial representatives for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]	FINANCIAL HIGHLIGHTS

The financial highlights information in the following tables for each fund's Agency shares represents the financial highlights of the respective predecessor fund's Agency shares for the fiscal periods indicated. It is currently contemplated that each predecessor fund will be reorganized into the relevant fund on or about September 12, 2008. "Total return" shows how much an investment in the predecessor fund's Agency shares would have increased (or decreased) during the period, assuming all dividends and distributions were reinvested. These financial highlights have been audited by Tait, Weller & Baker, LLP, each predecessor fund's independent registered public accounting firm. The report of Tait, Weller & Baker, LLP, along with each predecessor fund's financial statements, are included in the predecessor fund's annual report, which is available upon request. Each fund's independent registered public accounting firm is Ernst & Young LLP.

Dreyfus Institutional Reserves Money Fund

Agency Shares	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Period November 15, 2005 Through December 31, 2005(1)
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00	1.00
Gain from investment operations:
Net investment income(3)	0.050	0.024	—
Dividends:
Dividends from net investment income	(0.050)	(0.024)	—
Net asset value at end of year	1.00	1.00	1.00
Total investment return based on net asset value (%)(4)	5.15	2.43	—
Ratios/Supplemental Data: (%)
Ratio of expenses to average net assets	0.30	0.29	—
Ratio of net investment income to average net assets	5.20	5.08	—
Net assets, end of year ($ x 1,000)	509,874	59,322	—(2)

(1) Agency shares of the fund were first offered on 11/15/05, initial trading began 7/12/06.
(2) Less than $1,000.
(3) Based on average shares outstanding.

(4)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

Dreyfus Institutional Reserves Government Fund

Agency Shares	Year Ended December 31, 2007	For the Period November 1, 2006* Through December 31, 2006
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00
Gain from investment operations:
Net investment income(2)	—	—
Dividends:
Dividends from net investment income	—	—
Net asset value at end of year	1.00	1.00
Total investment return based on net asset value (%)(3)	—	—
Ratios/Supplemental Data: (%)
Ratio of expenses (after reduction) to average net assets	—	—
Ratio of expenses (before reduction) to average net assets	—	—
Ratio of net investment income to average net assets	—	—
Net assets, end of year ($ x 1,000)	—(1)	—(1)

*	Date shares were eligible for public offering.
(1)	Less than $1,000.
(2)	Based on average shares outstanding.
(3)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of theperiod, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

Dreyfus Institutional Reserves Treasury Fund

Agency Shares	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Period November 14, 2005 Through December 31, 2005(1)
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00	1.00
Gain from investment operations:
Net investment income(3)	0.046	0.007	—
Dividends:
Dividends from net investment income	(0.046)	(0.007)	—
Net asset value at end of year	1.00	1.00	1.00
Total investment return based on net asset value (%)(4)	4.67	0.72	—
Ratios/Supplemental Data: (%)
Ratio of expenses to average net assets	0.30	0.30	—
Ratio of net investment income to average net assets	4.11	4.98	—
Net assets, end of year ($ x 1,000)	21,987	1,665	__(2)

(1) Agency shares of the fund were first offered on 11/14/05, initial trading began 11/9/06.
(2) Less than $1,000.
(3) Based on average shares outstanding.

(4)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

Dreyfus Institutional Reserves Treasury Prime Fund

Agency Shares	Year Ended December 31, 2007	For the Period November 1, 2006* Through December 31, 2006
Per-Share Data: ($)
Net asset value at beginning of period	1.00	1.00
Gain from investment operations:
Net investment income(2)	—	—
Dividends:
Dividends from net investment income	—	—
Net asset value at end of year	1.00	1.00
Total investment return based on net asset value (%)(3)	—	—
Ratios/Supplemental Data: (%)
Ratio of expenses (after reduction) to average net assets	—	—
Ratio of expenses (before reduction) to average net assets	—	—
Ratio of net investment income to average net assets	—	—
Net assets, end of year ($ x 1,000)	—(1)	—(1)

*	Date shares were eligible for public offering.
(1)	Less than $1,000.
(2)	Based on average shares outstanding.
(3)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of theperiod, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

ACCOUNT INFORMATION

[ICON]	ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Agency shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Buying shares

The price for fund shares is the fund's net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m., on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Institutional Reserves Money Fund only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

As to Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Fund, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Institutional Reserves Treasury Prime Fund only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
	Initial	Additional
Agency shares	$275,000,000*	none

*

The minimum initial investment in Agency shares is $275,000,000, unless: (a) the investor has invested at least $275,000,000 in the aggregate among any fund; or (b) the investor has, in the opinion of Dreyfus          Investments Division, adequate intent and availability of assets to reach a future level of investment of $275,000,000 among the funds.

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Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. Each fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: the value of each fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of a fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations
•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions
•	change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

[ICON]	DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor's sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor's shares and the amount received when the investor sells them.

The tax status of an investor's distributions will be detailed in the investor's annual tax statement from the fund. Because everyone's tax situation is unique, please consult a tax advisor before investing.

[ICON]	SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Agency shares of a fund, Agency shares of any other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Agency shares of a fund, in Agency shares of any other fund if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT

[ICON]	By Telephone

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Call us to request an account application and an account number. Transmit your investment to The Bank of New York, with these instructions:

•	ABA# 021000018
•	fund name and DDA# 8900480025
•	the share class
•	account number
•	account registration
•	dealer number, if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

•	ABA# 021000018
•	fund name and DDA# 8900480025
•	the share class
•	account number
•	account registration
•	dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Investments Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

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To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT

[ICON]	Via Computer Facilities

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.

Enter:

•	account number
•	fund number
•	share class
•	amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions.

Enter:

•	account number
•	fund number
•	share class
•	amount to sell

Print a report of transactions for your records.

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The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

FOR MORE INFORMATION

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Government Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund
Each a series of Dreyfus Institutional Reserves Funds
SEC file number: 811-22169

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and investment strategies that significantly affected the performance of each fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings on the 15th day of the month and the last business day of the month at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a 15 day lag and will remain available on the website until the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information was current.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the funds' SAI.

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To obtain information:

By telephone

Call your Dreyfus Investments Division representative

or 1-800-346-3621

By E-mail Access Dreyfus Investments Division at

www.dreyfus.com. You can obtain product information

and E-mail requests for information or literature.

By mail Write to:

Dreyfus Investments Division

144 Glenn Curtiss Boulevard

Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC

(for information, call 1-202-551-8090) or by E-mail request to

publicinfo@sec.gov, or by writing to the SEC's Public Reference

Section, Washington, DC 20549-0102.

© 2008 MBSC Securities Corporation

    ___________________________________________________________________________________

DREYFUS INSTITUTIONAL RESERVES FUNDS

DREYFUS INSTITUTIONAL RESERVES MONEY FUND
DREYFUS INSTITUTIONAL RESERVES GOVERNMENT FUND
DREYFUS INSTITUTIONAL RESERVES TREASURY FUND
DREYFUS INSTITUTIONAL RESERVES TREASURY PRIME FUND
(For Institutional Shares, Hamilton Shares, Agency Shares, Premier Shares and Classic Shares*)

STATEMENT OF ADDITIONAL INFORMATION
March 31, 2008

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus dated March 31, 2008 for each class of shares of each Fund listed above (each, a "Fund"), each a separate series of Dreyfus Institutional Reserves Funds (the "Company"), as each Prospectus may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call one of the following numbers:

Outside New York State -- Call Toll Free 1-800-346-3621

In New York State -- Call 1-718-895-1650

Individuals or entities for whom institutions may purchase or redeem Fund shares may write to a Fund at the above address or call toll free 1-800-554-4611 (1-800-645-6561 for Classic Shares) to obtain a copy of a Fund Prospectus.

The Funds had not commenced operations as of the date of this Statement of Additional Information. It is currently contemplated that before each Fund commences operations, it will participate in a tax-free reorganization with a corresponding series (each, a "Predecessor Fund") of The BNY Hamilton Funds, Inc. If the reorganization is approved by shareholders of each Predecessor Fund, it is currently contemplated that the reorganization will occur on or about September 12, 2008. The most recent Annual Report and Semi-Annual Report to Shareholders for the Predecessor Funds are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

__________

* Classic Shares are offered only by Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund.

DESCRIPTION OF THE COMPANY AND FUNDS

The Company is a newly-formed Massachusetts business trust that will commence operations upon the reorganizations of the Predecessor Funds. Each Fund is a separate series of the Company, an open-end management investment company, known as a money market mutual fund. Each Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each Fund's investment adviser.

MBSC Securities Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

U.S. Treasury Securities. (All Funds) Each Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

U.S. Government Securities. (Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Fund) Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Bank Obligations. (Dreyfus Institutional Reserves Money Fund only) The Fund may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

The Fund may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. The Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

Commercial Paper. (Dreyfus Institutional Reserves Money Fund only) The Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes).

Floating and Variable Rate Obligations. (Dreyfus Institutional Reserves Money Fund only) The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

Asset-Backed Securities. (Dreyfus Institutional Reserves Money Fund only) The Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

Repurchase Agreements. (Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Fund) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price. The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian engaged in connection with tri-party repurchase agreement transactions will have custody of, and will segregate, securities acquired by such Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will engage only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act"). Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by the Fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. Each of these Funds may engage in repurchase agreement transactions that are collateralized, to the extent described in its Prospectus, by U.S. Government securities (which are deemed to be "collateralized fully" pursuant to the 1940 Act) or, with respect to Dreyfus Institutional Reserves Money Fund only, collateralized by securities other than U.S. Government securities, such as corporate bonds, asset-backed securities and privately-issued mortgage-related securities, of investment grade or below investment grade credit quality ("credit collateral"). Transactions that are collateralized fully enable the Fund to look to the collateral for diversification purposes under the 1940 Act. Conversely, transactions secured with credit collateral require the Fund to look to the counterparty to the repurchase agreement for determining diversification. Because credit collateral is subject to certain credit and liquidity risks that U.S. Government securities are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with credit collateral compared to repurchase agreements secured with U.S. Government securities. Fixed income securities rated Baa/BBB or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch") are known as investment grade bonds. Investment grade and below investment grade bonds involve degrees of credit risks, which relate to the likelihood that the bond issuer will pay interest and repay principal on a timely basis. Fixed income securities rated Ba/BB or lower by Moody's, S&P and Fitch are regarded as below investment grade (i.e., "junk" bonds) and are considered speculative in terms of the issuer's creditworthiness. Up to 20% of the value of Dreyfus Institutional Reserves Treasury Fund's net assets may consist of repurchase agreements collateralized by U.S. Government securities other than U.S. Treasury securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

Foreign Government Obligations; Securities of Supranational Entities. (Dreyfus Institutional Reserves Money Fund only) The Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank of Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

Municipal Obligations. (Dreyfus Institutional Reserves Money Fund only) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, generally to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest.

While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. The Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

Illiquid Securities. (Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Government Fund) Each of these Funds may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

Borrowing Money. (All Funds) Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Fund, however, currently intends to borrow money only for temporary or emergency (not leveraging) purposes. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Government Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below under "Reverse Repurchase Agreements."

Reverse Repurchase Agreements. (Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Government Fund) Each of these Funds may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Company's Board has considered the risks to each Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund's investment objective and management policies. The Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.

Lending Portfolio Securities. (All Funds) Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash or, as to Dreyfus Institutional Reserves Money Fund, cash equivalents or other high quality liquid debt securities, or U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to high quality short term instruments of the type in which the Fund may invest or, except for Dreyfus Institutional Reserves Treasury Prime Fund, repurchase agreements.

Forward Commitments. (All Funds) Each of these Funds may purchase portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place in the future after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Certain Investment Considerations and Risks

General. Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since the Funds usually do not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

Bank Securities. (Dreyfus Institutional Reserves Money Fund only) To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

Foreign Securities. (Dreyfus Institutional Reserves Money Fund only) The Fund may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and commercial paper issued by foreign issuers, and foreign government obligations. Accordingly, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, the Manager will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company and available investments or opportunities for sales will be allocated equitability to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

Dreyfus Institutional Reserves Money Fund. Dreyfus Institutional Reserves Money Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 15 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, Dreyfus Institutional Reserves Money Fund may not:

1.         Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

2.         Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

3.         Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued by banks or issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

4.         Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

5.	Invest in physical commodities or physical commodities contracts.

6.         Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

7.         Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

8.         Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

9.         Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies.

10.       Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities.

11.	Sell securities short.
12.	Invest in companies for the purpose of exercising control.

13.       Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

14.       Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with collateral and initial or variation margin arrangements with respect to permitted transactions.

15.       Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

Dreyfus Institutional Reserves Government Fund. Under normal circumstances, Dreyfus Institutional Reserves Government Fund invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Institutional Reserves Government Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 15 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, Dreyfus Institutional Reserves Government Fund may not:

1.         Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

2.         Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

3.         Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

4.         Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

5.	Invest in physical commodities or physical commodities contracts.

6.         Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate.

7.         Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

8.         Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

9.         Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies.

10.       Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities.

11.	Sell securities short.
12.	Invest in companies for the purpose of exercising control.

13.       Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

14.       Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with collateral and initial or variation margin arrangements with respect to permitted transactions.

15.       Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

Dreyfus Institutional Reserves Treasury Fund. Under normal circumstances, Dreyfus Institutional Reserves Treasury Fund invests solely in U.S. Treasury securities backed by the full faith and credit of the U.S. Government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. Government. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Institutional Reserves Treasury Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 15 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, Dreyfus Institutional Reserves Treasury Fund may not:

1.         Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

2.         Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

3.         Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

4.         Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

5.	Invest in physical commodities or physical commodities contracts.

6.         Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs.

7.         Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

8.         Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

9.         Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies.

10.       Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities.

11.	Sell securities short.
12.	Invest in companies for the purpose of exercising control.

13.       Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

14.       Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with collateral and initial or variation margin arrangements with respect to permitted transactions.

15.       Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

Dreyfus Institutional Reserves Treasury Prime Fund. Under normal circumstances, Dreyfus Institutional Reserves Treasury Prime Fund invests solely in U.S. Treasury securities backed by the full faith and credit of the U.S. Government. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Institutional Reserves Treasury Prime Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 15 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, Dreyfus Institutional Reserves Treasury Prime Fund may not:

1.         Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

2.         Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

3.         Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

4.         Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

5.	Invest in physical commodities or physical commodities contracts.

6.         Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs.

7.         Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

8.         Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

9.         Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies.

10.       Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities.

11.	Sell securities short.
12.	Invest in companies for the purpose of exercising control.

13.       Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

14.       Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with collateral and initial or variation margin arrangements with respect to permitted transactions.

15.       Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

All Funds. If a percentage restriction is adhered to at the time of investment by a Fund, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that Fund's restriction. With respect to each Fund's Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE COMPANY AND FUNDS

The Company's Board is responsible for the management and supervision of each Fund, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc.	Transfer Agent
The Bank of New York	Custodian

Board Members of the Company1

Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.

Name (Age) Position with Company (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations
Joseph S. DiMartino (64) Chairman of the Board (2008)	Corporate Director and Trustee

The Muscular Dystrophy Association, Director

Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

Clifford L. Alexander, Jr. (74) Board Member (2008)	President of Alexander & Associates, Inc., a management consulting firm (January 1981 – present) Chairman of the Board of Moody's Corporation (October 2000 – October 2003)	Mutual of America Life Insurance Company,Director

David W. Burke (71) Board Member (2008)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director

Whitney I. Gerard (73) Board Member (2008)	Partner of Chadbourne & Parke LLP	None

George L. Perry (74) Board Member (2008)	Economist and Senior Fellow at Brookings Institution	None

Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Company's accounting and financial reporting processes and the audits of the Funds' financial statements and (ii) to assist in the Board's oversight of the integrity of the Funds' financial statements, the Funds' compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Company's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Funds and their shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing evaluation committee comprised of any one Board member. The function of the evaluation committee is to assist in valuing the Funds' investments.

____________________
1   None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.

The table below indicates the dollar range of each Board member's ownership of shares of funds in the Dreyfus Family of Funds for which he is a Board member, in each case as of December 31, 2007. As the Funds had not commenced offering their shares prior to the date of this Statement of Additional Information, no Fund shares were owned by any Board members.

Name of Board Member	Aggregate Holding of Funds in the Dreyfus Family of Funds for which Responsible as a Board Member
Joseph S. DiMartino	Over $100,000
Clifford L. Alexander, Jr.	Over $100,000
David W. Burke	Over $100,000
Whitney I. Gerard	Over $100,000
George L. Perry	None

As of March 17, 2008, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

The Company pays its Board members its allocated portion of an annual retainer of $80,000 and a fee of $10,000 per in-person meeting ($1,000 per telephone meeting) attended for the Company and fourteen other funds (comprised of 26 portfolios) in the Dreyfus Family of Funds (with a minimum of $5,000 per in-person meeting if the meeting is for fewer than all of such other funds), and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation estimated to be paid to each Board member by the Company for the Funds' fiscal year ending December 31, 2008 is, and the amount paid to each Board member by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2007 was, as follows:

Name of Board Member	Aggregate Estimated Compensation from the Company+*	Total Compensation from the Fund Complex Paid to Board Member(**)

Joseph S. DiMartino	$37,500	$819,865 (196)
Clifford L. Alexander, Jr.	$30,000	$235,000 (67)
David W. Burke	$30,000	$347,479 (105)
Whitney I. Gerard	$30,000	$120,782 (35)
George L. Perry	$30,000	$115,500 (33)

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(+) The aggregate compensation payable to each Board member by the Company will be paid by the Manager. See "Management Arrangements."

(*) Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which amounted in the aggregate are estimated to be $5,400.

(**) Represents the number of separate portfolios comprising the investment companies of the Fund complex, including the Funds, for which the Board member serves.

Officers of the Funds

J. DAVID OFFICER, President since January 2008. Chief Operating Officer, Vice Chair and a director of the Manager, and an officer of 78 investment companies (comprised of 163 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1998.

J. CHARLES CARDONA, Executive Vice President since January 2008. President and a director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 17 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1981.

PHILLIP N. MAISANO, Executive Vice President since January 2008. Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 78 investment companies (comprised of 163 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

JAMES WINDELS, Treasurer since January 2008. Director-Mutual Fund Accounting of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since January 2008. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008. Associate General Counsel and Secretary of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since January 2008. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. She is 45 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since January 2008. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since January 2008. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

RICHARD S. CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1982.

GAVIN C. REILLY, Assistant Treasurer since January 2008. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since January 2008. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 75 investment companies (comprised of 176 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (79 investment companies, comprised of 180 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

MANAGEMENT ARRANGEMENTS

Investment Adviser. The Manager is a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Manager and the Company. As to each Fund, the Agreement will continue until August 31, 2009 and thereafter the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Company's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Company's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

The following persons are officers and/or directors of the Manager: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Patrice M. Kozlowski, Senior Vice President – Corporate Communications; Jill Gill, Vice President – Human Resources; Anthony Mayo, Vice President – Information Systems; Theodore A. Schachar, Vice President – Tax; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O'Hanley III, and Scott Wennerholm, directors.

The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Funds are Bernard Kiernan, Patricia A. Larkin, James G. O'Connor and Thomas Riordan. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

The Company, the Manager and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to the Code of Ethics, to invest in securities that may be purchased or held by a Fund. The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of BNY Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

The Manager maintains office facilities on behalf of the Company, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Expenses. Under the Agreement, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund have agreed to pay Dreyfus a management fee at the annual rate of 0.14%, 0.16%, 0.14% and 0.16%, respectively, of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. As the Funds had not commenced operations as of the date of this Statement of Additional Information, no information is provided on management fees paid by the Funds to Dreyfus. Dreyfus pays all of the Funds' expenses, except for management fees, Rule 12b-1 fees (which are payments under the Service Plan for Hamilton Shares, Agency Shares, Premier Shares and Classic Shares of each applicable Fund), brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the independent Board members (including counsel fees), Dreyfus is contractually required to reduce its management fee by an amount equal to each Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the management fee payable by a Fund, which would have the effect of lowering the expense ratio of the Fund and increasing returns to investors. Expenses attributable to a Fund are charged against the Fund's assets; other expenses of the Company are allocated among the Funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund. See "Service Plan."

The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

Distributor . The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds, BNY Mellon Funds Trust and Mellon Institutional Funds. Before June 30, 2007, the Distributor was known as "Dreyfus Service Corporation."

The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any Rule 12b-1 fees or other expenses paid by the Funds to those Service Agents. Because those payments are not made by shareholders or the Funds, a Fund's total expense ratio will not be affected by any such payments. These additional payments may be made to certain Service Agents, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Manager's or the Distributor's own resources to Service Agents for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing". From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Fund to investors. Investors should contact their Service Agent for details about any payments the Service Agent may receive in connection with the sale of Fund shares or the provision of services to the Funds.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is each Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from Dreyfus pursuant to each Fund's unitary fee structure, which fee is computed on the basis of the number of shareholder accounts it maintains for the respective Fund during the month, and is reimbursed for certain out-of-pocket expenses.

The Bank of New York (the "Custodian"), an affiliate of the Manager, One Wall Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from Dreyfus pursuant to each Fund's unitary fee structure based on the market value of the respective Fund's assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

Each Fund offers Institutional Shares, Hamilton Shares, Agency Shares and Premier Shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund offer Classic Shares. Each Fund's classes of shares are identical, except as to the services offered to each class and the expenses borne by each class which may affect performance. See "Service Plan."

The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Classic Shares also are offered to investors who received Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund. Generally, an investor may be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the relevant Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law. Institutions purchasing Fund shares on behalf of their clients determine which class of shares is suitable for their clients.

The minimum initial investment is $275,000,000, unless: (a) the investor has invested at least $275,000,000 in the aggregate among any class of shares of any Fund; or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of funds to reach a future level of investment of $275,000,000 among any class of shares of the Funds. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares.

Each Fund reserves the right to reject any purchase order. The Funds will not establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of a currency dealer or exchanger or a money transmitter.

Management understands that some Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. As discussed under "Management Arrangements-Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Investors should contact their Service Agent for details about any payments the Service Agent may receive in connection with the sale of Fund shares or the provision of services to the Funds.

Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with those of the Funds, investors should call Dreyfus Institutional Services at one of the telephone numbers listed on the cover. Holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund may purchase additional Classic Shares of such Funds by check, wire or Dreyfus TeleTransfer, or through Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan or Dreyfus Government Direct Deposit Privilege as described under "Shareholder Services." These services enable such investors to make regularly scheduled investments and may provide these investors with a convenient way to invest for long-term financial goals, but do not guarantee a profit and will not protect an investor against loss in a declining market.

Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other authorized entity to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

Each Fund's net asset value per share is determined three times daily: (i) as of 12:00 Noon, Eastern time, (ii) as of 5:00 p.m., Eastern time, and (iii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange or, as to Dreyfus Institutional Reserves Money Fund only, the New York Stock Exchange or the Transfer Agent, is open for regular business.

As to each of Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Fund, orders placed with Dreyfus Investments Division prior to 5:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day.

As to Dreyfus Institutional Reserves Treasury Prime Fund only, orders placed with Dreyfus Investments Division in New York prior to 3:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m., Eastern time, will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order and any funds received will be returned promptly to the sending institution.

Orders effected through a compatible computer facility after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m., Eastern time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., Eastern time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will become effective on the following business day.

Using Federal Funds. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a Service Agent and an order to purchase Fund shares is paid for other than in Federal Funds, the Service Agent, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.

Dreyfus TeleTransfer Privilege. (Classic Shares only) Holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund may purchase Classic Shares by telephone or online if such investor has checked the appropriate box and supplied the necessary information on the Account Application or has filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and the investor's Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

Dreyfus TeleTransfer purchase orders may be made at any time. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares—Dreyfus TeleTransfer Privilege."

SERVICE PLAN

(HAMILTON SHARES, AGENCY SHARES, PREMIER SHARES AND CLASSIC SHARES ONLY)

Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted a plan (the "Service Plan") with respect to each Fund's Hamilton Shares, Agency Shares, Premier Shares and Classic Shares, as applicable, pursuant to which the Fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Hamilton Shares, Agency Shares, Premier Shares or Classic Shares a consolidated statement, checkwriting privileges, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a "service fee" as defined under the Conduct Rules of the Financial Industry Regulatory Authority ("FINRA"), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that Service Plan will benefit each Fund and the holders of its Hamilton Shares, Agency Shares, Premier Shares and Classic Shares, as the case may be.

A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Board for its review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which holders of Hamilton Shares, Agency Shares, Premier Shares or Classic Shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Service Plan is subject to annual approval by such vote of the Company's Board members cast in person at a meeting called for the purpose of voting on the Service Plan. The Service Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.

As the Funds had not commenced operations as of the date of this Statement of Additional Information, no information is provided on fees paid by the Funds pursuant to the Service Plan.

HOW TO REDEEM SHARES

General. Each Fund ordinarily will make payment for shares redeemed within seven days after receipt by Dreyfus Investments Division or other authorized entity of a redemption request in proper form, except as provided by the rules of the SEC. As to holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund, if such investor has purchased Classic Shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® and subsequently submits a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to the investor, for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests from such investors to redeem Classic Shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder® order against which such redemption is requested. These procedures will not apply if the investor's shares were purchased by wire payment, or if the investor otherwise has a sufficient collected balance in his or her account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and investors will be entitled to exercise all other rights of beneficial ownership.

If a redemption request is received in proper form, the shares will be priced at the next determined net asset value, and if received by the Transfer Agent or authorized entity by 5:00 p.m., Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will not be effective until the following business day.

Redemption by Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.

Dreyfus TeleTransfer Privilege. (Classic Shares only) Holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund may request by telephone or online that redemption proceeds be transferred between such investor's Fund account and the investor's bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Such investors should be aware that if the investor has selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the investor's account at an ACH member bank ordinarily two business days after receipt of the redemption request. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer Privilege. See "How to Buy Shares—Dreyfus TeleTransfer Privilege."

Stock Certificates; Signatures. (Classic Shares only) Any certificates representing Fund Classic Shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

Redemption Commitment. The Company has committed to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption from a Fund in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed with respect to any Fund (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's investors.

DETERMINATION OF NET ASSET VALUE

Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The Company's Board has established, as a particular responsibility within the overall duty of care owed to each Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Company's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Company's Board.

The extent of any deviation between a Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Company's Board. If such deviation exceeds 1/2%, the Company's Board will consider promptly what action, if any, will be initiated. In the event the Company's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

SHAREHOLDER SERVICES

Fund Exchanges. Shares of one class of a Fund may be exchanged for shares of the same class of another Fund. In addition, Classic Shares of Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund may be exchanged for shares of certain funds in the Dreyfus Family of Funds, to the extent such shares are offered for sale in the investor's state of residence and the investor meets the minimum investment requirements of such fund. Investors may be charged a sales load when exchanging into any fund that has one. To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a Fund should contact Dreyfus Investments Division by calling one of the telephone numbers listed on the cover page of this Statement of Additional Information, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of one class of a Fund, shares of the same class of another Fund. In addition, holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund may purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Classic Shares, shares of certain funds in the Dreyfus Family of Funds of which the investor is a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

Dreyfus-Automatic Asset Builder®. (Classic Shares only) Dreyfus-Automatic Asset Builder permits holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund to purchase Classic Shares (minimum of $100 and a maximum of $150,000 per transaction) at regular intervals selected by the investor. Fund shares are purchased by transferring funds from the bank account designated by the investor.

Dreyfus Government Direct Deposit Privilege. (Classic Shares only) Dreyfus Government Direct Deposit Privilege enables holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund to purchase Classic Shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into the investor's Fund account.

Dreyfus Payroll Savings Plan. (Classic Shares only) Dreyfus Payroll Savings Plan permits holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund to purchase Classic Shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon the direct deposit program of such investor's employer, the investor may have part or all of his or her paycheck transferred to the investor's existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, an investor must file an authorization form with his or her employer's payroll department. It is the sole responsibility of the investor's employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

Automatic Withdrawal Plan. (Classic Shares only) The Automatic Withdrawal Plan permits holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if the investor has a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by such investor, the Company or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management expects that each Fund will qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by the Government National Mortgage Association or Fannie Mae, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, as applicable, investors will be provided with the percentage of any dividends paid that may qualify for such tax-free treatment. Investors should then consult with their tax advisers with respect to the application of state and local laws to these distributions.

PORTFOLIO TRANSACTIONS

General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

Certain funds are managed by dual employees of the Manager and an affiliated entity in the BNY Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the fund by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

Under the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, the Fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts).

Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one fund or account it manages to sell a security while another fund or account it manages is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between the fund and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a "spread." Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to the fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

Disclosure of Portfolio Holdings. It is the policy of Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each fund, or its duly authorized service providers, may publicly disclose its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each non-money market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings at month-end, with a one-month lag, at www.dreyfus.com. In addition, fifteen days following the end of each calendar quarter, each non-money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter. Each money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of holdings twice a month, on the 15th day of the month and the last business day of the month, with a 15-day lag. Portfolio holdings will remain available on the website until the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current.

If a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, such fund must have a legitimate business purpose for doing so, and neither the fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund's portfolio holdings. Funds may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

Funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the fund's custodian, registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisers.

Disclosure of a Fund's portfolio holdings may be authorized only by the Company's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Company's Board.

INFORMATION ABOUT THE COMPANY AND FUNDS

Each Fund's shares are classified into multiple classes. Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

Under Massachusetts law, shareholders of a Fund could, under certain circumstances, be held liable for the obligations of the Fund. However, the Company's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Funds and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Company's Board members. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Company's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

To date, the Company's Board has authorized the creation of four series of shares. All consideration received by the Company for shares of one of the portfolios, and all assets in which such consideration is invested, will belong to that portfolio (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one portfolio would be treated separately from those of any other portfolio. The Company has the ability to create, from time to time, new series without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of the independent registered public accounting firm and the election of Board members from the separate voting requirements of the Rule.

Each Fund sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.

Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, have been selected to serve as the independent registered public accounting firm for each Fund.

APPENDIX

Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch").

Commercial Paper Ratings and Short-Term Ratings

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.

Bond Ratings and Long-Term Ratings

Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

FINANCIAL STATEMENT AND REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

Statements of Assets and Liabilities

March 26, 2008

	Dreyfus Institutional Reserves Money Fund	Dreyfus Institutional Reserves Government Fund	Dreyfus Institutional Reserves Treasury Fund	Dreyfus Institutional Reserves Treasury Prime Fund

ASSETS:
Cash	$25,000	$25,000	$25,000	$25,000

LIABILITIES:	$0	$0	$0	$0

NET ASSETS	$25,000	$25,000	$25,000	$25,000

COMPOSITION OF NET ASSETS:
Paid-in-Capital	$25,000	$25,000	$25,000	$25,000

NET ASSETS	$25,000	$25,000	$25,000	$25,000

COMPOSITION OF NET ASSETS:
	Institutional Shares	Institutional Shares	Institutional Shares	Institutional Shares
Net Assets	$5,000	$6,250	$5,000	$6,250

Shares Outstanding (unlimited number of $.001 par value authorized)	5,000	6,250	5,000	6,250

Net Asset Value Per Share	$1.00	$1.00	$1.00	$1.00

	Hamilton Shares	Hamilton Shares	Hamilton Shares	Hamilton Shares
Net Assets	$5,000	$6,250	$5,000	$6,250

Shares Outstanding (unlimited number of $.001 par value authorized)	5,000	6,250	5,000	6,250

Net Asset Value Per Share	$1.00	$1.00	$1.00	$1.00

	Agency Shares	Agency Shares	Agency Shares	Agency Shares
Net Assets	$5,000	$6,250	$5,000	$6,250

Shares Outstanding (unlimited number of $.001 par value authorized)	5,000	6,250	5,000	6,250

Net Asset Value Per Share	$1.00	$1.00	$1.00	$1.00

	Premier Shares	Premier Shares	Premier Shares	Premier Shares
Net Assets	$5,000	$6,250	$5,000	$6,250

Shares Outstanding (unlimited number of $.001 par value authorized)	5,000	6,250	5,000	6,250

Net Asset Value Per Share	$1.00	$1.00	$1.00	$1.00

	Classic Shares	Classic Shares
Net Assets	$5,000	$5,000

Shares Outstanding (unlimited number of $.001 par value authorized)	5,000	5,000

Net Asset Value Per Share	$1.00	$1.00

See notes to financial statement.

Notes to Statements of Assets and Liabilities

Note A – Organization:

Dreyfus Institutional Reserves Funds (the "Company") was organized on January 10, 2008 as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently comprised of four series including the following series: Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a "Fund" and collectively, the "Funds"). The Funds have had no operations to date, other than the sales to an affiliate of The Dreyfus Corporation (the "Manager") on March 26, 2008 of 5,000 shares for $5,000 for each of the Institutional, Hamilton, Agency, Premier and Classic shares of each of Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund and 6,250 shares for $6,250 for each of the Institutional, Hamilton, Agency and Premier shares of each of Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Prime Fund. Each series is authorized to issue an unlimited number of shares, par value $.001 per share, in each class. Differences among the classes of each Fund include the services offered to and the specific expenses borne by each class.

The Funds intend to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to make distributions of income and net realized capital gains sufficient to relieve them from substantially all federal income and excise taxes.

Costs incurred in connection with the Company's organization and initial offering costs will be paid by the Manager or its affiliates and are not subject to reimbursement by the Funds.

Each Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Note B – Management Agreement and Service Plan:

The Funds have entered into a Management Agreement with the Manager pursuant to which the Manager will be responsible for providing investment management and advisory services to each Fund. For its services, the Manager will receive a fee computed daily and payable monthly at an annual rate of .14% of the value of the average daily net assets for Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund and .16% of the value of the average daily net assets for Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Prime Fund.

The Funds have adopted a Service Plan pursuant to Rule 12b-1 under the Act, which authorizes the Funds to pay MBSC Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, fees for distribution, shareholder servicing and advertising and marketing relating to such shares. These fees will be calculated at an annual rate, specified below, of the value of the average daily net assets of the Hamilton, Agency, Premier and Classic shares of the respective Fund.

Dreyfus Institutional Reserves Money Fund –Hamilton Shares- .05%

Dreyfus Institutional Reserves Government Fund –Hamilton Shares- .04%

Dreyfus Institutional Reserves Treasury Fund –Hamilton Shares- .05%

Dreyfus Institutional Reserves Treasury Prime Fund –Hamilton Shares- .04%

Dreyfus Institutional Reserves Money Fund –Agency Shares- .15%

Dreyfus Institutional Reserves Government Fund –Agency Shares- .14%

Dreyfus Institutional Reserves Treasury Fund –Agency Shares- .15%

Dreyfus Institutional Reserves Treasury Prime Fund –Agency Shares- .14%

Dreyfus Institutional Reserves Money Fund –Premier Shares- .30%

Dreyfus Institutional Reserves Government Fund –Premier Shares- .29%

Dreyfus Institutional Reserves Treasury Fund –Premier Shares- .30%

Dreyfus Institutional Reserves Treasury Prime Fund –Premier Shares- .29%

Dreyfus Institutional Reserves Money Fund –Classic Shares- .55%

Dreyfus Institutional Reserves Treasury Fund –Classic Shares- .55%

Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is the transfer and disbursing agent for shares of each Fund. The transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month and is reimbursed for certain out-of-pocket expenses.

Each Fund compensates The Bank of New York, an affiliate of the Manager, under a custody agreement for providing custodial services for the Fund.

Report of Independent Registered Public Accounting Firm

Shareholder and Board of Trustees
Dreyfus Institutional Reserves Funds

We have audited the accompanying statements of assets and liabilities of Dreyfus Institutional Reserves Funds (comprising, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund, and Dreyfus Institutional Reserves Treasury Prime Fund) as of March 26, 2008. These statements of assets and liabilities are the responsibility of the Funds' management. Our responsibility is to express an opinion on these statements of assets and liabilities based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of the Funds constituting the Dreyfus Institutional Reserves Funds at March 26, 2008, in conformity with accounting principles generally accepted in the United States.

      /S/ ERNST & YOUNG LLP

New York, New York
March 26, 2008